Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Loans, including fees:
Taxable	$ 4,303,621	$ 4,697,926
Tax-exempt	499,091	463,993
Debt securities:
Taxable	2,880,574	2,265,161
Tax-exempt	1,813,662	1,910,891
Other interest and dividend income	103,781	76,078
Total interest and dividend income	9,600,729	9,414,049
INTEREST EXPENSE
Deposits	1,111,430	1,212,174
Federal funds purchased and repurchase agreements	171,478	141,956
Federal Home Loan Bank borrowings	166,316	170,308
Total interest expense	1,449,224	1,524,438
Net interest income	8,151,505	7,889,611
Provision (credit) for loan losses		(400,000)
Net interest income after provision (credit) for loan losses	8,151,505	8,289,611
NONINTEREST INCOME
Service charges and other fees	374,476	407,660
Net gains on available for sale securities	868,530	379,997
Other-than-temporary losses on securities:
Total other-than-temporary losses	(49,318)
Portion of loss recognized in other comprehensive income (before taxes)	0	0
Net impairment losses recognized in earnings	(49,318)
Other operating income	682,946	652,224
Total noninterest income	1,876,634	1,439,881
NONINTEREST EXPENSE
Salary and employee benefits	3,925,361	3,734,956
Net occupancy expense of premises	1,688,779	1,616,903
Other operating expenses	2,445,379	2,319,847
Total noninterest expense	8,059,519	7,671,706
Income before income taxes	1,968,620	2,057,786
INCOME TAX EXPENSE (BENEFIT)	64,715	(183,262)
Net income	$ 1,903,905	$ 2,241,048
WEIGHTED AVERAGE SHARES OUTSTANDING	1,718,730	1,718,730
EARNINGS PER COMMON SHARE	$ 1.11	$ 1.30
DIVIDENDS PER COMMON SHARE	$ 0.80	$ 0.76